Income Taxes (Tax Effects of Temporary Differences and Carryforwards Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Assets:
Net operating loss carryforwards	¥ 59,516	¥ 32,914
Allowance for credit losses	16,382	23,381
Investment in securities	12,745	6,685
Accrued expenses	25,735	23,900
Investment in operating leases	14,999	15,099
Property under facility operations	24,615	27,358
Installment loans	5,445	4,361
Unrealized losses on investment in securities	71,277	29,372
Lease liabilities	79,636	77,367
Other	103,210	91,837
Deferred Tax Assets, Gross, Total	413,560	332,274
Less: valuation allowance	(37,287)	(35,155)
Deferred Tax Assets, Net of Valuation Allowance, Total	376,273	297,119
Liabilities:
Net investment in Leases	10,599	13,501
Investment in operating leases	137,618	121,337
Unrealized gains on investment in securities	4,779	2,505
Deferred insurance policy acquisition costs	74,211	73,077
Policy liabilities and policy account balances	87,150	74,939
Property under facility operations	22,022	21,931
Other intangible assets	141,864	108,257
Undistributed earnings	76,281	59,134
Prepaid benefit cost	17,290	14,483
Advances paid	8,346	8,647
Right-of-use assets	78,631	77,003
Other	28,772	22,081
Deferred Tax Liabilities, Net, Total	687,563	596,895
Net deferred tax liability	¥ 311,290	¥ 299,776